34. COLLATERALS COMMITTED WITH THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Collaterals Committed With Third Parties Tables
Details of indirect collateral
34.1	Direct collaterals as of December 31, 2017 and 2016.

	Debtor			Balances pending payment at the reporting date
				As of December 31, 2017	As of December 31, 2016
Creditor of the guarantee	Name	Relationship	Type of guarantee	ThCh$	ThCh$	1 year	2 years	Over 3 years
Instituto de Desarrollo Agropecuario	Viña Concha y Toro S.A.	Third party	Per contract	1,193	1,193	1,193	—	—
Instituto de Desarrollo Agropecuario	Viña Concha y Toro S.A.	Third party	Per contract	2,006	2,006	2,006	—	—
Ministerio de Obras Públicas	Viña Concha y Toro S.A.	Third party	Per contract	1,225	—	1,225	—	—
Comisión Nacional de Investigación Científica y Tecnológica	Viña Concha y Toro S.A.	Third party	Per contract	20,850	—	20,850	—	—
Comite Innova Chile	Viña Concha y Toro S.A.	Third party	Per contract	11,132	1,472,834	—	—	11,132
Comite Innova Chile	Viña Concha y Toro S.A.	Third party	Per contract	371,080	—	—	—	371,080
Comite Innova Chile	Viña Concha y Toro S.A.	Third party	Per contract	12,000	—	—	12,000	—
Comite Innova Chile	Viña Concha y Toro S.A.	Third party	Per contract	280,000	—	—	—	280,000

34.2	Indirect collaterals as of December 31, 2017 and 2016.

	Debtor			Balances pending payment at the reporting date
				As of December 31, 2017	As of December 31, 2016
Creditor of the guarantee	Name	Relationship	Type of guarantee	ThCh$	ThCh$	1 year	2 years	Over 3 years
BBVA Frances	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	1,352,450	903,785	1,352,450	—	—
BBVA Frances	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	706,963	—	—	—	—
Liberty Mutual	Fetzer Vineyars	Subsidiary	Co-debtor	178,585	—	—	178,585	—
BANAMEX	VCT México	Subsidiary	Co-debtor	1,967,200	—	1,967,200	—	—
Credicorp	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	992,821	—	—	992,821	—
BBVA Frances	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	749,995	—	—	749,995	—
Credicoorp	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	829,913	—	—	829,913	—
Alfa Laval SpA	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	121,682	—	—	—	121,682
Robino y Galandrino	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	106,982	—	—	106,982	—
Banco de La Nacion	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	1,235,648	—	—	1,235,648	—